Fair Value Measurements - Fair Value Measurement on Company's Assets and Liabilities (Detail) (Recurring [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Money market funds [Member]	Sep. 30, 2012 Money market funds [Member]	Sep. 30, 2013 U.S. government treasuries [Member]	Sep. 30, 2012 U.S. government treasuries [Member]	Sep. 30, 2013 Corporate bonds [Member]	Sep. 30, 2012 Corporate bonds [Member]	Sep. 30, 2013 U.S. agency securities [Member]	Sep. 30, 2012 U.S. agency securities [Member]	Sep. 30, 2013 Commercial paper and certificates of deposit [Member]	Sep. 10, 2012 Commercial paper and certificates of deposit [Member]	Sep. 30, 2013 Government guaranteed debt [Member]	Sep. 30, 2012 Government guaranteed debt [Member]	Sep. 30, 2013 Supranational and sovereign debt [Member]	Sep. 30, 2012 Supranational and sovereign debt [Member]	Sep. 30, 2013 Mortgages (including agencies and corporate) [Member]	Sep. 30, 2012 Mortgages (including agencies and corporate) [Member]	Sep. 30, 2012 Asset backed obligations [Member]	Sep. 30, 2013 Level 1 [Member]	Sep. 30, 2012 Level 1 [Member]	Sep. 30, 2013 Level 1 [Member] Money market funds [Member]	Sep. 30, 2012 Level 1 [Member] Money market funds [Member]	Sep. 30, 2013 Level 1 [Member] U.S. government treasuries [Member]	Sep. 30, 2012 Level 1 [Member] U.S. government treasuries [Member]	Sep. 30, 2013 Level 1 [Member] Corporate bonds [Member]	Sep. 30, 2012 Level 1 [Member] Corporate bonds [Member]	Sep. 30, 2013 Level 1 [Member] U.S. agency securities [Member]	Sep. 30, 2012 Level 1 [Member] U.S. agency securities [Member]	Sep. 30, 2013 Level 1 [Member] Commercial paper and certificates of deposit [Member]	Sep. 10, 2012 Level 1 [Member] Commercial paper and certificates of deposit [Member]	Sep. 30, 2013 Level 1 [Member] Government guaranteed debt [Member]	Sep. 30, 2012 Level 1 [Member] Government guaranteed debt [Member]	Sep. 30, 2013 Level 1 [Member] Supranational and sovereign debt [Member]	Sep. 30, 2012 Level 1 [Member] Supranational and sovereign debt [Member]	Sep. 30, 2013 Level 1 [Member] Mortgages (including agencies and corporate) [Member]	Sep. 30, 2012 Level 1 [Member] Mortgages (including agencies and corporate) [Member]	Sep. 30, 2012 Level 1 [Member] Asset backed obligations [Member]	Sep. 30, 2013 Level 2 [Member]	Sep. 30, 2012 Level 2 [Member]	Sep. 30, 2013 Level 2 [Member] Money market funds [Member]	Sep. 30, 2012 Level 2 [Member] Money market funds [Member]	Sep. 30, 2013 Level 2 [Member] U.S. government treasuries [Member]	Sep. 30, 2012 Level 2 [Member] U.S. government treasuries [Member]	Sep. 30, 2013 Level 2 [Member] Corporate bonds [Member]	Sep. 30, 2012 Level 2 [Member] Corporate bonds [Member]	Sep. 30, 2013 Level 2 [Member] U.S. agency securities [Member]	Sep. 30, 2012 Level 2 [Member] U.S. agency securities [Member]	Sep. 30, 2013 Level 2 [Member] Commercial paper and certificates of deposit [Member]	Sep. 10, 2012 Level 2 [Member] Commercial paper and certificates of deposit [Member]	Sep. 30, 2013 Level 2 [Member] Government guaranteed debt [Member]	Sep. 30, 2012 Level 2 [Member] Government guaranteed debt [Member]	Sep. 30, 2013 Level 2 [Member] Supranational and sovereign debt [Member]	Sep. 30, 2012 Level 2 [Member] Supranational and sovereign debt [Member]	Sep. 30, 2013 Level 2 [Member] Mortgages (including agencies and corporate) [Member]	Sep. 30, 2012 Level 2 [Member] Mortgages (including agencies and corporate) [Member]	Sep. 30, 2012 Level 2 [Member] Asset backed obligations [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	$ 894,762	$ 727,618	$ 565,216	$ 485,012	$ 198,164	$ 93,387	$ 81,727	$ 60,923	$ 25,529	$ 27,756	$ 10,090	$ 7,656	$ 6,846	$ 32,689	$ 6,311	$ 11,644	$ 879	$ 5,134	$ 3,417	$ 769,569	$ 584,554	$ 565,216	$ 485,012	$ 198,164	$ 93,387					$ 6,189	$ 6,155								$ 125,193	$ 143,064					$ 81,727	$ 60,923	$ 25,529	$ 27,756	$ 3,901	$ 1,501	$ 6,846	$ 32,689	$ 6,311	$ 11,644	$ 879	$ 5,134	$ 3,417
Derivative financial instruments, net	7,538	(23,928)																																					7,538	(23,928)
Total	$ 902,300	$ 703,690																		$ 769,569	$ 584,554																		$ 132,731	$ 119,136